OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2016
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

        Other current assets are comprised of the following:

	February 29, 2016	February 28, 2015
Deposits on inventory	670	1,240
Prepaid expenses	1,355	2,082
Indirect taxes	610	1,079
Income tax receivable	—	390
Deferred financing costs	18	55
Deferred tax asset	—	61
Receivable from contract manufacturers and other items	124	988

Total other current assets	2,777	5,895